Expense Example {- Franklin Mutual Shares VIP Fund} - FTVIP Class 4-61 - Franklin Mutual Shares VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 110
3 years	343
5 years	595
10 years	$ 1,317